Inventories	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Inventories

12 INVENTORIES

	$ million
	Dec 31, 2018	Dec 31, 2017
Oil, gas and chemicals	19,516	22,962
Materials	1,601	2,261
Total	21,117	25,223

Inventories at December 31, 2018, include write-downs to net realisable value of $1,473 million (2017: $253 million).